Net Operating Loss Carryforwards available to Offset Future Taxable Income (Parenthetical) (Details) - Subsequent Event - USD ($) $ in Thousands	Mar. 31, 2025	Feb. 28, 2025
Hong Kong
Operating Loss Carryforwards [Line Items]
Deferred tax assets		$ 9,825
Taiwan
Operating Loss Carryforwards [Line Items]
Deferred tax assets	$ 2,643